UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-10575

                 ALLIANCE CALIFORNIA MUNICIPAL INCOME FUND, INC.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: October 31, 2005

                     Date of reporting period: July 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

ALLIANCE CALIFORNIA MUNICIPAL INCOME FUND
PORTFOLIO OF INVESTMENTS
July 31, 2005 (unaudited)

                                                          Principal
                                                           Amount
                                                            (000)         Value
                                                          ---------   -------------
MUNICIPAL BONDS-159.5%

Long-Term Municipal Bonds-159.5%
Arizona-3.9%
Arizona Hlth Fac Hosp Rev
(Phoenix Childrens Hosp) Ser 02A
6.00%, 2/15/32                                             $ 5,000    $   5,084,350
                                                                      -------------
California-145.1%
Assoc Bay Area Gov MFHR
(Bijou Woods Apts) FNMA Ser 01A AMT
5.30%, 12/01/31                                              2,735        2,813,358
Bellflower Redev Agy MFHR
(Bellflower Terrace) FNMA Ser 02A AMT
5.50%, 6/01/35                                               3,000        3,162,690
California CFD
(YMCA Metro LA Proj) AMBAC Ser 01
5.25%, 2/01/32                                               6,295        6,733,887
California Ed Facs Auth Rev
(Lutheran University) Ser 04C
5.00%, 10/01/24                                              1,250        1,291,687
California GO
Ser 02
5.25%, 4/01/30                                              10,000       10,610,000
Ser 03
5.25%, 2/01/24                                               1,500        1,606,020
Ser 04
5.30%, 4/01/29                                               1,000        1,076,860
Veterans Housing FSA Ser 01
5.60%, 12/01/32                                              1,205        1,238,475
Veterans Housing MBIA Ser 01BZ AMT
5.375%, 12/01/24                                             4,000        4,041,960
California Hgr Ed Fac
(Univ of The Pacific) Ser 02
5.375%, 11/01/32                                             4,035        4,272,339
California Hlth Fac
(Sutter Health) Ser 00A
6.25%, 8/15/35                                               5,000        5,664,000
California Hlth Fac Hosp Rev
(Lucile Salter Packard Hosp) AMBAC Ser 03C
5.00%, 8/15/22                                               3,295        3,470,821
California Hlth Fac Rev
(Cottage Health Sys) MBIA Ser 03B
5.00%, 11/01/23                                              2,770        2,915,009
California Pub Wks Bd Lease Rev
(Dept of Hlth Svcs-Richmond Lab) XLCA Ser 05B
5.00%, 11/01/30                                              3,500        3,647,980
California State Dept of Wtr
Ser 02A
5.375%, 5/01/22                                              4,000        4,337,840
California Statewide Cmnty Dev Auth Rev
(Daughters Of Charity Health) Ser 05A
5.25%, 7/01/24                                                 775          814,703
California Statewide Ed Fac
(Bentley School) Ser 01
6.75%, 7/01/32                                               2,500        2,703,375
California Statewide Hosp Rev
(Kaiser Permanente) Ser 02

5.50%, 11/01/32                                              4,000        4,226,920
Cucamonga Sch Dist
Ser 02
5.125%, 6/01/23                                                820          836,572
Fontana Pub Fin Auth
AMBAC (No Fontana Redev Proj) Ser 03A
5.50%, 9/01/32 (a)(b)                                        4,800        5,222,640
Fontana Spec Tax
(Cmnty Facs Dist No 22-Sierra Hills) Ser 04
5.85%, 9/01/25                                               2,000        2,016,700
Golden State
Tobacco Settlement Bonds XLCA Ser 03B
5.50%, 6/01/33                                               5,000        5,517,200
Huntington Park Pub Fin Auth Rev
FSA Ser 04A
5.25%, 9/01/17                                               1,000        1,118,060
La Quinta Fin Auth Loc Agy Rev
AMBAC Ser 04A
5.25%, 9/01/24                                               3,000        3,259,200
Long Beach Bond Fin Auth Rev
(Redev Hsg & Gas Util Fin) AMBAC Ser 05A-1
5.00%, 8/01/25                                                 450          474,624
Los Angeles Cmnty Coll Dist
(Election 2001) FSA Ser 05A
5.00%, 8/01/24                                                 500          534,480
Los Angeles Cmnty Redev Agy
Ser 04L
5.00%, 3/01/18                                               1,000        1,011,270
Los Angeles Cnty Metro Tran Auth
FGIC Ser 00A
5.25%, 7/01/30                                               4,700        5,031,350
Los Angeles Cnty Pub Works Fin Auth Lease Rev
(Master Ref Proj) MBIA Ser 05A
5.00%, 12/01/27-12/01/28                                     4,870        5,154,310
Los Angeles Dept of Wtr & Pwr
Elec Rev FGIC Ser 01A
5.125%, 7/01/41                                             10,000       10,410,300
Los Angeles Spec Tax
(Grand Central Square) AMBAC Ser 02 AMT
5.375%, 12/01/26                                             6,635        6,663,929
Los Angeles Uni Sch Dist
MBIA Ser 02E
5.125%, 1/01/27                                             10,000       10,611,100
Mount San Antonio Cmnty College
MBIA Ser 04B
5.25%, 8/01/24                                               1,510        1,639,528
Murrieta Valley Uni Sch Dist CFD
(Rancho Mira Mosa) Ser 02
6.375%, 9/01/32                                              1,000        1,068,950
Ser 02 ETM
6.375%, 9/01/32                                                975        1,035,294
Napa MFHR
(Vintage at Napa Apts) FNMA Ser 01A AMT
5.20%, 6/15/34                                               4,500        4,759,290
Orange Cnty
(San Joaquin Hills Transp) MBIA Ser 97
5.25%, 1/15/30                                               5,000        5,238,050
Palo Alto Assess Dist
(University Ave Area Off Street Parking) Ser 02A
5.875%, 9/02/30                                              8,020        8,183,448
Perris Union Hgh Sch Dist
FGIC Ser 05A
5.00%, 9/01/24                                               1,200        1,283,268
Pomona COP
AMBAC Ser 03
5.50%, 6/01/34                                               1,640        1,818,530

Port of Oakland
FGIC Ser 02L AMT
5.375%, 11/01/27                                             5,000        5,289,700
Riverside Cnty Pub Fin Auth Tax Alloc Rev
(Redev Proj) XLCA Ser 04
5.00%, 10/01/23-10/01/24                                     2,860        3,010,734
Salinas Valley Sld Waste
(Transfer Station) AMBAC Ser 02 AMT
5.25%, 8/01/31                                               3,930        4,107,597
San Diego Uni Port Dist Rev
MBIA Ser 04B
5.00%, 9/01/24                                               1,030        1,091,625
San Diego Uni Sch Dist
(Election 1998) MBIA Ser 04E-1
5.00%, 7/01/23-7/01/24                                       2,000        2,149,710
San Francisco City & Cnty Arpt Rev
(Int'l Arpt) FGIC Ser 03
5.125%, 5/01/19                                              1,000        1,079,760
(Int'l Arpt) MBIA Ser 02-28A AMT
5.125%, 5/01/32                                              2,500        2,589,850
San Francisco City & Cnty Lease Rev
(San Bruno Jail #3) AMBAC Ser 00
5.25%, 10/01/33                                              5,000        5,356,850
San Ramon Valley Uni Sch Dist
(Election 2002) FSA Ser 04
5.00%, 8/01/24                                               1,425        1,515,145
Sequoia Uni Sch Dist
FSA Ser 02
5.125%, 7/01/31                                              1,770        1,886,537
Temecula Redev Agy
MBIA Ser 02
5.25%, 8/01/36                                               6,270        6,701,689
Torrance COP
(Ref & Pub Impt Proj) AMBAC Ser 04A
5.00%, 6/01/24                                               2,275        2,407,951
(Ref & Pub Impt Proj) AMBAC Ser 05B TBD
5.00%, 6/01/24                                                 665          703,863
Yorba Linda
(Black Gold Golf Course Proj Rev) Ser 00
7.50%, 10/01/30                                              4,500        5,115,825
                                                                      -------------
                                                                        190,522,853
                                                                      -------------

Ohio-0.4%
Port Auth of Columbiana Cnty SWR
(Apex Environmental Llc) Ser 04A AMT
7.125%, 8/01/25                                                500          505,590
                                                                      -------------

Puerto Rico-10.1%
Puerto Rico Elec Pwr Auth Rev
XLCA Ser 02-2
5.25%, 7/01/31                                               6,000        6,449,220
Puerto Rico Hwy & Trans Auth
Ser 02D
5.375%, 7/01/36                                              6,450        6,884,343
                                                                      -------------
                                                                         13,333,563
                                                                      -------------

Total Investments-159.5%
(cost $198,343,755)                                                     209,446,356
Other assets less liabilities-2.2%                                        2,836,058
Preferred Stock at redemption value-(61.7%)                            ($81,000,000)
                                                                      -------------
Net Assets Applicable to Common Shareholders - 100% (c)               $ 131,282,414
                                                                      -------------

INTEREST RATE SWAP TRANSACTIONS

                                                   Rate Type
                                         -------------------------------
                                            Payments         Payments
                Notional                     made by       received by       Unrealized
    Swap         Amount    Termination         the             the          Appreciation/
Counterparty     (000)        Date         Portfolio        Portfolio      (Depreciation)
-----------------------------------------------------------------------------------------
Goldman Sachs    $10,900     02/03/06       76.48% of           BMA*          $(11,113)
                                         1 Month LIBOR+

Merrill Lynch     10,900     02/03/06         BMA*           85.10% of          41,491
                                                          1 Month LIBOR+

*BMA (Bond Market Association)
+ LIBOR (London Interbank Offered Rate)

FINANCIAL FUTURES CONTRACTS SOLD

                                                          Value at
               Number of     Expiration      Original     July 31,     Unrealized
    Type       Contracts       Month          Value         2005      Appreciation
----------------------------------------------------------------------------------
U.S. T-Note
10 Yr Future       35      September 2005   $3,955,726   $3,884,453     $71,273

Swap 10 Yr
Future             16      September 2005    1,779,940    1,758,500      21,440
                                                                        -------
                                                                        $92,713
                                                                        -------

(a) Position, or portion thereof, with a market value of $212,170 has been segregated to collateralize margin requirements for open futures contracts.

(b) Represents entire or partial position as collateral for interest rate swaps.

(c) Portfolio percentages are calculated based on net assets applicable to common shareholders.

     Glossary of Terms:

     AMBAC   - American Municipal Bond Assurance Corporation
     AMT     - Alternative Minimum Tax- (subject to)
     CFD     - Community Facilities District
     COP     - Certificate of Participation
     ETM     - Escrow to Maturity
     FGIC    - Financial Guaranty Insurance Company
     FNMA    - Federal National Mortgage Association
     FSA     - Financial Security Assurance, Inc.
     GO      - General Obligation
     MBIA    - Municipal Bond Investors Assurance
     MFHR    - Multi-Family Housing Revenue
     SWR     - Solid Waste Revenue
     TBD     - To be determined
     XLCA    - XL Capital Assurance

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.   DESCRIPTION OF EXHIBIT
-----------   ----------------------

11 (a) (1)    Certification of Principal Executive Officer Pursuant to
              Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)    Certification of Principal Financial Officer Pursuant to
              Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Alliance California Municipal Income Fund, Inc.


By: /s/ Marc O. Mayer
    ------------------------------
    Marc O. Mayer
    President

Date: September 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Marc O. Mayer
    ------------------------------
    Marc O. Mayer
    President

Date: September 23, 2005


By: /s/ Mark D. Gersten
    ------------------------------
    Mark D. Gersten
    Treasurer and Chief Financial Officer

Date: September 23, 2005